Restructuring Charges	12 Months Ended
Aug. 31, 2020
Restructuring Charges [Abstract]
Restructuring Charges
4	Restructuring Charges

Fiscal 2020

In August 2020, the company implemented a restructuring plan to align its cost structure with challenges imposed by the coronavirus pandemic and to strengthen focus on high-growth drivers like fiber, 5G and cloud-native deployments. This plan resulted in expenses comprised mainly of severance expenses for the employees laid-off. During the fourth quarter of fiscal 2020, the company recorded pre-tax restructuring charges of $2,886,000 in the consolidated statement of earnings (note 20).

Fiscal 2018

In August 2018, the company implemented a restructuring plan to accelerate the integration of its acquired monitoring and analytics technologies from EXFO Solutions and simplify its cost structure and optimize resources as the company converges toward fewer sites and reduces its workforce.

This plan resulted in expenses mainly comprising severance expenses, costs for a remaining non-cancellable operating lease, write-off of research and development income tax credits and impairment of long-lived assets, net of related income taxes. During the fourth quarter of fiscal 2018, the company recorded severance expenses of $2,072,000, costs for the remaining non‑cancelable operating lease of $1,137,000, write-off of research and development income tax credits of $1,200,000 and impairment of long-lived assets of $150,000, net of related income taxes of $1,150,000, for total after-tax restructuring charges of $3,409,000. The additional restructuring charges of $3,305,000, and related income taxes of $63,000, for total after-tax restructuring charges of $3,242,000 (note 20), was recorded in fiscal 2019. Restructuring charges in fiscal 2019 comprised severance expenses and were part of the fiscal 2018 restructuring plan.

In fiscal 2019, as part of this restructuring plan and the shutdown of its facilities in Toronto, Canada, the company sold one of its buildings for net proceeds of $3,318,000. The transaction resulted in a pre-tax gain of $1,732,000 that was recorded in the consolidated statement of earnings for the year ended August 31, 2019.

In addition, in fiscal 2019, as part of this restructuring plan and the shutdown of some of its facilities in the United States, the company transferred the ownership of certain intellectual properties held in the United States to Canada. This created a deductible tax asset in Canada and resulted in the recognition of a deferred income tax recovery of $2,383,000 in fiscal 2019 as the recovery of this asset is probable. This deferred income tax recovery was recorded in the consolidated statement of earnings for the year ended August 31, 2019.

The following tables summarize changes in restructuring accrual during the years ended August 31, 2019 and 2020:

	Years ended August 31,
	2020	2019

Balance – Beginning of year	$1,133	$3,167
Addition	2,886	3,305
Payments	(393)	(5,339)
Balance – End of year (note 12)	$3,626	$1,133